Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Kurv ETF Trust
Entity Central Index Key	0001782952
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Kurv Copper & Mining Enhanced Income ETF
Shareholder Report [Line Items]
Fund Name	Kurv Copper & Mining Enhanced Income ETF
Class Name	Kurv Copper & Mining Enhanced Income ETF
Trading Symbol	KCOP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Copper & Mining Enhanced Income ETF (the “Fund”) for the period of February 12, 2026 (inception date), to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kcop. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kcop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Copper & Mining Enhanced Income ETF	$30	0.99%
[1],[2]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the copper and copper miner  ETFs
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to copper and copper miner ETFs via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to copper

Top Detractors
↓	Long exposure to copper miners
PERFORMANCE
For the period from inception date to May 31, 2026, the Fund’s performance was 2.71% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Since Inception (02/12/2026)
Kurv Copper & Mining Enhanced Income ETF NAV	2.71
S&P 500 TR	11.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/kcop for more recent performance information.
Net Assets	$ 29,469,095
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 48,160
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$29,469,095
Number of Holdings	13
Net Advisory Fee	$48,160
Portfolio Turnover	0%
30-Day SEC Yield	2.22%
30-Day SEC Yield Unsubsidized	2.22%
Distribution Yield	14.26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	83.9%
Purchased Options	19.8%
Money Market Funds	1%
Written Options	-4.5%
Cash & Other	-0.2%

Top 10 Issuers	(%)
United States Treasury Bill	83.9%
Global X Copper Miners ETF	10.8%
United States Copper ETF	4.5%
Fidelity Government Portfolio	1.0%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kcop
Kurv Gold Enhanced Income ETF
Shareholder Report [Line Items]
Fund Name	Kurv Gold Enhanced Income ETF
Class Name	Kurv Gold Enhanced Income ETF
Trading Symbol	KGLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Gold Enhanced Income ETF (the “Fund”) for the period of July 7, 2025 (inception date), to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kgld. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kgld
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Gold Enhanced Income ETF	$119	1.12%
[3],[4]
Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the gold  ETFs
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to gold  ETFs via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to gold
↑	Exposure to certain option positions
PERFORMANCE
For the period from inception date to May 31, 2026, the Fund’s performance was 35.17% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Since Inception (07/07/2025)
Kurv Gold Enhanced Income ETF NAV	35.17
S&P 500 TR	22.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/kgld for more recent performance information.
Net Assets	$ 101,043,491
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 439,271
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$101,043,491
Number of Holdings	12
Net Advisory Fee	$439,271
Portfolio Turnover	0%
30-Day SEC Yield	2.48%
30-Day SEC Yield Unsubsidized	2.48%
Distribution Yield	15.52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	89.3%
Purchased Options	12.4%
Money Market Funds	1.3%
Written Options	-3.7%
Cash & Other	0.7%

Top 10 Issuers	(%)
United States Treasury Bill	89.3%
SPDR Gold Shares	5.6%
iShares Gold Trust	3.2%
Fidelity Government Portfolio	1.3%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kgld
Kurv High Income ETF
Shareholder Report [Line Items]
Fund Name	Kurv High Income ETF
Class Name	Kurv High Income ETF
Trading Symbol	KYLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv High Income ETF (the “Fund”) for the period of October 30, 2025 (inception date), to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kyld. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kyld
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv High Income ETF	$67	1.10%
[5],[6]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Security selection
- Performance of high-growth stock and assets
- Amount of premium received from writing out-of–the-money call option
POSITIONING
The Fund invests in a portfolio of high-growth stocks and assets with high implied  volatility via both stock and synthetic long positions (long call options and short put options both with the same strike). The Fund employs option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to semiconductor companies
↑	Long exposure to precious metals miners
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Exposure to web3 companies
PERFORMANCE
For the period from inception date to May 31, 2026, the Fund’s performance was 7.50% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Since Inception (10/30/2025)
Kurv High Income ETF NAV	7.50
S&P 500 TR	11.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/kyld for more recent performance information.
Net Assets	$ 41,079,772
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 164,903
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$41,079,772
Number of Holdings	46
Net Advisory Fee	$164,903
Portfolio Turnover	12%
30-Day SEC Yield	(0.05)%
30-Day SEC Yield Unsubsidized	(0.20)%
Distribution Yield	23.70%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)
Sector Breakdown (% of net assets)

Top Sectors	(%)
Manufacturing	34.4%
Cash & Other	31.4%
Finance and Insurance	18.3%
Information	6.7%
Professional, Scientific, and Technical Services	4.8%
Utilities	4.3%

Top 10 Issuers	(%)
United States Treasury Bill	22.3%
Global X Silver Miners ETF	6.5%
VanEck Gold Miners ETF	5.8%
Advanced Micro Devices, Inc.	5.7%
Howmet Aerospace, Inc.	5.5%
Fidelity Government Portfolio	5.4%
Teradyne, Inc.	5.2%
BWX Technologies, Inc.	4.9%
AppLovin Corp.	4.8%
Intel Corp.	4.6%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kyld
Kurv Silver Enhanced Income ETF
Shareholder Report [Line Items]
Fund Name	Kurv Silver Enhanced Income ETF
Class Name	Kurv Silver Enhanced Income ETF
Trading Symbol	KSLV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Silver Enhanced Income ETF (the “Fund”) for the period of September 29, 2025 (inception date), to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kslv. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kslv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Kurv Silver Enhanced Income ETF	$88	1.03%
[7],[8]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
POSITIONING
The Fund maintained long exposure to silver  ETFs via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to silver

Top Detractors
↓	Exposure to certain option positions
PERFORMANCE
For the period from inception date to May 31, 2026, the Fund’s performance was 54.86% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Since Inception (09/29/2025)
Kurv Silver Enhanced Income ETF NAV	54.86
S&P 500 TR	14.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/kslv for more recent performance information.
Net Assets	$ 106,928,733
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 423,173
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$106,928,733
Number of Holdings	13
Net Advisory Fee	$423,173
Portfolio Turnover	0%
30-Day SEC Yield	2.23%
30-Day SEC Yield Unsubsidized	2.23%
Distribution Yield	26.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	82.4%
Purchased Options	21.7%
Money Market Funds	2.4%
Written Options	-9.0%
Cash & Other	2.5%

Top 10 Issuers	(%)
United States Treasury Bill	82.4%
iShares Silver Trust	8.7%
Abrdn Physical Silver Shares ETF	4.0%
Fidelity Government Portfolio	2.4%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kslv
Kurv Technology Titans Select ETF
Shareholder Report [Line Items]
Fund Name	Kurv Technology Titans Select ETF
Class Name	Kurv Technology Titans Select ETF
Trading Symbol	KQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Technology Titans Select ETF (the “Fund”) for the fiscal year ended May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/kqqq. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/kqqq
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Technology Titans Select ETF	$147	1.19%
[9]
Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Security selection
- Performance of top tech stock
- Amount of premium received from writing out-of–the-money call option
POSITIONING
The Fund invests in a portfolio of top tech stocks via both stock and synthetic long positions (long call options and short put options both with the same strike). The Fund  employes option strategties to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Overweight to semiconductor companies
↑	Overweight to non-Nasdaq listed technology companies

Top Detractors
↓	Exposure to certain option postions
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was 46.38% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2024)
Kurv Technology Titans Select ETF NAV	46.38	27.11
S&P 500 TR	29.78	19.62
NASDAQ 100 Total Return Index	43.09	26.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/kqqq for more recent performance information.
Net Assets	$ 126,417,346
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 585,226
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$126,417,346
Number of Holdings	56
Net Advisory Fee	$585,226
Portfolio Turnover	35%
30-Day SEC Yield	(0.11)%
30-Day SEC Yield Unsubsidized	(0.18)%
Distribution Yield	13.10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
Common Stocks	71.8%
U.S. Treasury Bills	14.1%
Money Market Funds	5.3%
Purchased Options	4.5%
Exchange Traded Funds	1.3%
Investments Purchased with Proceeds from Securities Lending	0.1%
Written Options	-1.5%
Cash & Other	4.4%

Top 10 Issuers	(%)
United States Treasury Bill	14.1%
Alphabet, Inc.	11.9%
Amazon.com, Inc.	10.2%
Broadcom, Inc.	7.5%
Intel Corp.	6.4%
Fidelity Government Portfolio	5.3%
Apple, Inc.	5.1%
Advanced Micro Devices, Inc.	4.7%
Meta Platforms, Inc.	4.5%
NVIDIA Corp.	3.5%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/kqqq
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Class Name	Kurv Yield Premium Strategy Amazon (AMZN) ETF
Trading Symbol	AMZP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “Fund”) for the fiscal year ended May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/amzp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/amzp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$120	1.03%
[10]
Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year  ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from covered calls (short call position) contributed to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of Amazon stock
- Amount of premiums received from writing out-of-the-money call options
POSITIONING
The Fund maintained long exposure to Amazon stock via synthetic long positions (long call options and short put options both with the same strike). The Fund wrote out-of-the-money call options, receiving premiums to generate income while allowing some upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Amazon Stock
↑	Exposure to certain option postions
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was 32.93% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV	32.93	29.24
S&P 500 TR	29.78	27.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/amzp for more recent performance information.
Net Assets	$ 23,228,845
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 157,158
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$23,228,845
Number of Holdings	10
Net Advisory Fee	$157,158
Portfolio Turnover	0%
30-Day SEC Yield	1.48%
30-Day SEC Yield Unsubsidized	1.32%
Distribution Yield	13.66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	66.2%
Money Market Funds	24.4%
Purchased Options	16.9%
Written Options	-6.8%
Cash & Other	-0.7%

Top 10 Issuers	(%)
United States Treasury Bill	66.2%
Fidelity Government Portfolio	24.4%
Amazon.Com, Inc.	10.1%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/amzp
Kurv Yield Premium Strategy Apple (AAPL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Class Name	Kurv Yield Premium Strategy Apple (AAPL) ETF
Trading Symbol	AAPY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Apple (AAPL) ETF (the “Fund”) for the fiscal year ended May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/aapy. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/aapy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Apple (AAPL) ETF	$122	0.99%
[11]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed positively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Apple stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Apple stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Apple Stock
↑	Exposure to certain option postions
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was 46.16% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Apple (AAPL) ETF NAV	46.16	19.70
S&P 500 TR	29.78	27.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/aapy for more recent performance information.
Net Assets	$ 6,240,282
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 48,748
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$6,240,282
Number of Holdings	9
Net Advisory Fee	$48,748
Portfolio Turnover	0%
30-Day SEC Yield	1.80%
30-Day SEC Yield Unsubsidized	1.65%
Distribution Yield	13.02%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	84.9%
Purchased Options	13.8%
Money Market Funds	4.2%
Written Options	-4.5%
Cash & Other	1.6%

Top 10 Issuers	(%)
United States Treasury Bill	84.9%
Apple, Inc.	9.3%
Fidelity Government Portfolio	4.2%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/aapy
Kurv Yield Premium Strategy Google (GOOGL) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Class Name	Kurv Yield Premium Strategy Google (GOOGL) ETF
Trading Symbol	GOOP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Google (GOOGL) ETF (the “Fund”) for the fiscal year ended May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/goop. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/goop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Google (GOOGL) ETF	$149	0.99%
[12]
Expenses Paid, Amount	$ 149
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Google stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Google stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in  U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Google Stock

Top Detractors
↓	Exposure to certain option postions
PERFORMANCE
For the fiscal year  ended May 31, 2026, the Fund’s performance was 101.97% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Google (GOOGL) ETF NAV	101.97	44.22
S&P 500 TR	29.78	27.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/goop for more recent performance information.
Net Assets	$ 28,188,012
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 152,877
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$28,188,012
Number of Holdings	10
Net Advisory Fee	$152,877
Portfolio Turnover	0%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.45%
Distribution Yield	16.04%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	67.0%
Money Market Funds	19.6%
Purchased Options	16.3%
Written Options	-7.0%
Cash & Other	4.1%

Top 10 Issuers	(%)
United States Treasury Bill	67.0%
Fidelity Government Portfolio	19.6%
Alphabet, Inc.	9.3%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/goop
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Class Name	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Trading Symbol	MSFY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “Fund”) for the fiscal year ended May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/msfy. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/msfy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	$104	1.05%
[13]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated negative returns with consistent monthly distributions. Option premiums received from option strategies was neutral to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Microsoft stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Microsoft stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in  U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Long exposure to Microsoft Stock
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was -1.60% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/30/2023)
Kurv Yield Premium Strategy Microsoft (MSFT) ETF NAV	-1.60	8.23
S&P 500 TR	29.78	27.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/msfy for more recent performance information.
Net Assets	$ 12,244,462
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 71,934
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$12,244,462
Number of Holdings	10
Net Advisory Fee	$71,934
Portfolio Turnover	0%
30-Day SEC Yield	2.02%
30-Day SEC Yield Unsubsidized	1.88%
Distribution Yield	11.54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	80.9%
Purchased Options	19.8%
Money Market Funds	1.0%
Written Options	-0.9%
Cash & Other	-0.8%

Top 10 Issuers	(%)
United States Treasury Bill	80.9%
Microsoft Corp.	19.0%
Fidelity Government Portfolio	1.0%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/msfy
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Class Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF
Trading Symbol	NFLP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Fund”) for the fiscal year ended May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/nflp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/nflp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Netflix (NFLX) ETF	$83	0.99%
[14]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated negative returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Netflix stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Netflix stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in  U.S. T-Bills to generate additional income.

Top Contributors
↑	Premiums received from writing out-of-the money call options

Top Detractors
↓	Long exposure to Netflix Stock
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was -33.22% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV	-33.22	16.44
S&P 500 TR	29.78	27.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/nflp for more recent performance information.
Net Assets	$ 5,997,585
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 94,728
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$5,997,585
Number of Holdings	9
Net Advisory Fee	$94,728
Portfolio Turnover	0%
30-Day SEC Yield	2.76%
30-Day SEC Yield Unsubsidized	2.59%
Distribution Yield	15.90%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	104.7%
Purchased Options	6.3%
Money Market Funds	1.9%
Written Options	-13.0%
Cash & Other	0.1%

Top 10 Issuers	(%)
United States Treasury Bill	104.7%
Fidelity Government Portfolio	1.9%
Netflix, Inc.	-6.7%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/nflp
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Shareholder Report [Line Items]
Fund Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Class Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF
Trading Symbol	TSLP
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “Fund”) for the fiscal year ended May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kurvinvest.com/etf/tslp. You can also request this information by contacting us at (833) 955-5878.
Additional Information Phone Number	(833) 955-5878
Additional Information Website	https://www.kurvinvest.com/etf/tslp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kurv Yield Premium Strategy Tesla (TSLA) ETF	$132	1.20%
[15]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Fund generated  positive returns with consistent monthly distributions. Option premiums received from option strategies contributed negatively to total return.
WHAT FACTORS INFLUENCED PERFORMANCE
- Performance of the Tesla stock
- Amount of premium received from option strategies
POSITIONING
The Fund maintained long exposure to Tesla stock via synthetic long positions (long call options and short put options both with the same strike) and in-the-money calls. The Fund employed option strategies to receive premiums to generate income while allowing upside price appreciation potential. The remaining cash was invested in  U.S. T-Bills to generate additional income.

Top Contributors
↑	Long exposure to Tesla Stock

Top Detractors
↓	Exposure to certain option postions
PERFORMANCE
For the fiscal year ended May 31, 2026, the Fund’s performance was 19.66% (NAV).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/26/2023)
Kurv Yield Premium Strategy Tesla (TSLA) ETF NAV	19.66	23.45
S&P 500 TR	29.78	27.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kurvinvest.com/etf/tslp for more recent performance information.
Net Assets	$ 23,771,860
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 217,553
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$23,771,860
Number of Holdings	10
Net Advisory Fee	$217,553
Portfolio Turnover	0%
30-Day SEC Yield	1.79%
30-Day SEC Yield Unsubsidized	1.64%
Distribution Yield	20.28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of Net Assets as of  May 31, 2026)

Security Type	(%)
U.S. Treasury Bills	75.1%
Purchased Options	22.2%
Money Market Funds	1.3%
Written Options	-1.1%
Cash & Other	2.5%

Top 10 Issuers	(%)
United States Treasury Bill	75.1%
Tesla, Inc.	21.1%
Fidelity Government Portfolio	1.3%

Updated Prospectus Web Address	https://www.kurvinvest.com/etf/tslp

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
**	Annualized

[4]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
**	Annualized

[8]
*	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
*	Annualized

[10]
*	Annualized

[11]
*	Annualized

[12]
*	Annualized

[13]
*	Annualized

[14]
*	Annualized

[15]
*	Annualized